THE ALGER FUNDS
111 Fifth Avenue
New York, New York 10003

August 8, 2008

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Attention:  Patricia Williams

Re:	The Alger Funds (File Nos. 033-04959; 811-01355)
Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of The Alger Funds (the “Fund”), transmitted for filing pursuant to Rule 481(a) under the Securities Act of 1933, as amended (the “Securities Act”), is Pre-Effective Amendment No. 1 (the “Proxy”) under the Securities Act.

The Proxy is soliciting shareholder approval to open-end the Castle Convertible Fund, Inc. (“Castle”), and merge it into Alger Convertible Fund, a new series of the Fund.  Shareholders of Castle would be given Class A shares of Alger Convertible Fund, which they could redeem at net asset value.  We anticipate that the Proxy will become effective on September 8, pursuant to Rule 488 under the Securities Act.

Should members of the Staff have any questions or comments regarding the Proxy, they should call me at 212.806.8833, or e-mail me at the following e-mail address: lmoss@alger.com.

Very truly yours,

/s/ Lisa A. Moss
Lisa A. Moss

cc:	Hal Liebes, Esq.
Sharon Akselrod